SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets	$ 2,030	$ 4,153
Level 2 of fair value hierarchy [member] | Forward Foreign Exchange Contracts [Member]
IfrsStatementLineItems [Line Items]
Financial assets		21
Marketable Securities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,457	2,138
Warrants [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	94	212
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 479	$ 1,782